NONVESTED SHARES (Details 2) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Weighted average grant date fair value
Share-based compensation expenses	$ 2,518	$ 4,318	$ 2,695
2008 Plan | Nonvested shares.
Number of Shares
Outstanding at the beginning of the period (in shares)	995,202
Granted (in shares)	2,800,300	711,571		1,820,010
Forfeited (in shares)	(601,155)
Vested (in shares)	(611,010)
Outstanding at the end of the period (in shares)	2,583,337	995,202
Weighted average grant date fair value
Outstanding at the beginning of the period (in dollars per share)	$ 4.52
Granted (in dollars per share)	$ 2.54
Forfeited (in dollars per share)	$ 3.47
Vested (in dollars per share)	$ 3.88
Outstanding at the end of the period (in dollars per share)	$ 2.58	$ 4.52
Fair value of shares vested	2,123	3,453	19,318
Share-based compensation expenses	2,227	4,038	2,479
Unrecognized compensation cost	$ 2,286
Weighted-average period of recognition of unrecognized compensation cost	3 years 5 months 19 days